Guarantee Deposits	12 Months Ended
Mar. 31, 2026
Guarantee Deposits [Abstract]
Guarantee Deposits

9. Guarantee Deposits

Guarantee deposits are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Payment:
Guarantee deposits under Payment Services Act (1)(2)(3)(4)(5)	219,466	49,734
Subtotal	219,466	49,734
Financial service:
Other (5)(6)	24,763	24,405
Subtotal	24,763	24,405
Total	244,229	74,139

(1)
In accordance with the Payment Services Act of Japan, the Group is required to safeguard unused prepaid balances held by users of PayPay settlement services through prescribed measures, including making a security deposit (the "guarantee deposit") or investing in Japanese government securities with the Legal Affairs Bureau. The balance is required to cover 100% of the total unused prepaid balance of PayPay Money and 50% of the total unused prepaid balance of PayPay Money Lite.
(2)
In addition to guarantee deposits and Japanese government securities reserved with the Legal Affairs Bureau, the Group adopted an additional method for safeguarding the unused prepaid balances through the establishment of a consolidated trust during the year ended March 31, 2026, and the Group reported the trust arrangement to the Kanto Local Finance Bureau. Through this trust arrangement, the consolidated trust deposits the funds with PayPay Bank Corporation and the funds are managed in the normal course of the banking business. For details of the trust arrangement, refer to Note 37. Subsidiaries and Investments Accounted for Using the Equity Method.
(3)
The total balance of cash held by the trust, the guarantee deposits, and the Japanese government securities amounts to 250,329 million yen and 306,747 million yen as of March 31, 2025 and 2026, respectively. The Company has deposited 196,500 million yen to PayPay Bank Corporation under the trust arrangement as of March 31, 2026.
(4)
The balance also includes regulatory safeguarding assets maintained in connection with digital wage payment services pursuant to the Ordinance for Enforcement of the Labor Standards Act of Japan. The balance was 5,002 million yen and 5,011 million yen as of March 31, 2025 and 2026, respectively.
(5)
Guarantee deposits are classified as financial assets measured at amortized cost.
(6)
These are mainly cash segregated as reserve deposits for customers.